Derivative Instruments and Hedging Activities - Summary of Unrealized Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Details) - European Wax Center, Inc. and Subsidiaries - USD ($)
$ in Thousands
	3 Months Ended						9 Months Ended
	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Sep. 25, 2021	Sep. 26, 2020
Derivatives designated as hedging instruments:
Total	$ 29	$ 80	$ 159	$ 30	$ 742	$ (665)
Other Comprehensive Income (Loss) | Designated as Hedging Instrument
Derivatives designated as hedging instruments:
Total	(128)			30			$ 111	$ 107
Other Comprehensive Income (Loss) | Interest Rate Cap | Designated as Hedging Instrument
Derivatives designated as hedging instruments:
Total	$ (128)			$ 30			$ 111	$ 107